Vanguard SP Mid-Cap 400 Value Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P MidCap 400 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.71%	10.21%	9.13%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.09%	9.54%	8.49%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.15%	7.87%	7.22%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.57%	10.07%	8.98%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.45%	10.06%	8.97%